Stock-Based Compensation Option Activity (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning of period (in shares)		10.7		5.8	6.3	7.0
Options granted (in shares)		1.8		1.8	0.9	0.8
Options exercised (in shares)		(0.3)		(1.6)	(1.2)	(1.3)
Options canceled/forfeited (in shares)		(0.1)		(0.8)	(0.2)	(0.2)
Aggregate impact of conversion related to the Separation (in shares)	[1]			5.5
Options outstanding, end of period (in shares)		12.1	10.7	10.7	5.8	6.3
Options vested and expected to vest (in shares)	[2]	11.6	10.6	10.6
Options vested (in shares)		5.3	4.8	4.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding, beginning of period (in dollars per share)		$ 33.23		$ 56.00	$ 47.66	$ 41.81
Options granted (in dollars per share)		57.26	$ 51.84		87.96	77.63
Options exercised (in dollars per share)		25.35	26.13		35.28	33.78
Options canceled/forfeited (in dollars per share)		39.83	40.57		58.77	57.91
Options outstanding, end of period (in dollars per share)		36.86	33.23	33.23	$ 56.00	$ 47.66
Options vested and expected to vest (in dollars per share)	[2]	36.40	32.40	32.40
Options vested (in dollars per share)		$ 26.49	$ 24.79	$ 24.79
Weighted average remaining contractual term, outstanding		6 years 9 months 18 days		6 years
Weighted average remaining contractual term, vested and expected to vest	[2]	6 years 8 months 12 days		6 years
Weighted average remaining contractual term, vested		4 years 9 months 18 days		4 years
Aggregate intrinsic value, outstanding		$ 282.3	$ 218.1	$ 218.1
Aggregate intrinsic value, vested and expected to vest	[2]	276.0	213.9	213.9
Aggregate intrinsic value, vested		$ 180.4	$ 139.3	$ 139.3

[1]	The "Aggregate impact of conversion related to separation" represents the additional stock options issued as a result of applying the "concentration method" to convert employee options based on the ratio of the fair value of Danaher and Fortive common stock calculated using the closing prices as of July 1, 2016.
[2]	The "expected to vest" options are the net unvested options that remain after applying the forfeiture rate assumption to total unvested options.